Income tax (charge)/credit - Additional Information (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Income tax (charge)/credit
R&D Expenditure Credit ("RDEC")	£ (5,053)	£ (9,381)	£ 7,553
Adjustments for R&D tax relief of prior years			£ 13,700